TAXES - Summary of Reconciliation of Federal Income Tax Rate (Parenthetical) (DWAC) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Legal Entity [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Digital World Acquisition Corp. [Member]
Legal Entity [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%